Susan J. Lazzo

Tel: 781-446-1638

ext.

Fax:

Susan_Lazzo@sunlife.com

May 1, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)

Sun Life of Canada (U.S.) Variable Account I ("Registrant")

File Nos. 333-100831 and 811-09137

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2003, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 1. Post-Effective Amendment No. 1 was filed electronically with the Securities and Exchange Commission via EDGAR on April 22, 2003.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo

Counsel